Pensions (Details) - Narrative $ in Millions		12 Months Ended
	Mar. 29, 2018 pensionPlan	Dec. 31, 2023 USD ($) pensionPlan	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit pension plans acquired | pensionPlan	2
Number of non-US noncontributory defined benefit pension plans sponsored | pensionPlan		2
Amount of defined contribution		$ 2.2	$ 2.4	$ 1.3
Defined benefit plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of period		114.3	106.9	172.9
Fair value of plan assets at end of period		114.3	106.9	$ 172.9
Interest cost		2.7
Expected return on plan assets		2.7	0.7
Benefit cost		$ 0.0	$ 0.0